UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2011

Check here if Amendment | |; Amendment Number:
   This Amendment (Check only one): | | is a restatement.
                                    |_| adds
new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  NEVSKY CAPITAL LLP
       51 Berkeley Square
       London, England W1J 5BB
Form 13F File Number: 028-12750

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Toby Hampden-Acton
Title: Chief Compliance and Risk Officer
Phone: 44 20 7360-1237

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton      London, England       19 October 2011
     ----------------------      ---------------       -----------
     [Signature]                 [City, State]         [Date]

Report Type                (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       Nil

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  US$374.969 million

                               Nevsky Capital LLP

                           Form 13F Information Table



                                TITLE OF                    VALUE    SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER               CLASS           CUSIP     (x$1000)  PRN AMT   PRN  CALL DSCRETN  MANAGERS SOLE   SHARED  NONE
-----------------------         --------       ---------   --------  -------   ---  ---- -------  ------   ------ ------- ----
APPLE INC			Common Stock	037833100	77,393	202,961		N/A	Y	N	Y
BP PLC-SPONS ADR		ADR		055622104	5,374	149,000		N/A	Y	N	Y
ISHARES MSCI EMERGING MKT IN	ETP		464287234	129,555	3,691,553	N/A	Y	N	Y
JPMORGAN CHASE & CO		Common Stock	46625H100	83	2,751		N/A	Y	N	Y
MECHEL-SPONSORED ADR		ADR		583840103	437	42,926		N/A	Y	N	Y
MICROSOFT CORP			Common Stock	594918104	48,374	1,943,500	N/A	Y	N	Y
MOBILE TELESYSTEMS-SP ADR	ADR		607409109	34,092	2,771,709	N/A	Y	N	Y
PETROLEO BRASILEIRO S.A.-ADR	ADR		71654V408	25,657	1,142,861	N/A	Y	N	Y
SPDR GOLD TRUST			ETP		78463V107	35,686	225,773		N/A	Y	N	Y
VALE SA-SP ADR			ADR		91912E105	12,124	531,737		N/A	Y	N	Y
VIMPELCOM LTD-SPON ADR		ADR		92719A106	6,194	649,904		N/A	Y	N	Y




